Significant accounting policies (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	9,005,636	9,053,136
Warrant [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	162,129,064	111,412,712
Broker Options [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	5,470,799	3,590,907
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	10 years